Victory Funds

Victory Variable Insurance Diversified Stock Fund

Supplement dated December 31, 2019

to the Summary Prospectus dated April 16, 2019 (“Prospectus”)

The following information is added to the section titled “Portfolio Managers” found on page 4 of the Summary Prospectus.

	Title	Tenure with the Fund
Tony Y. Dong, CFA	Chief Investment Officer	December 2019
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.